Consolidated Statements of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Shares	Treasury Shares	Additional Paid-in Capital	(Accumulated Deficit) Retained Earnings	Accumulated Other Comprehensive Loss
Balance (in shares) at Dec. 31, 2017		3,734	0
Beginning Balance at Dec. 31, 2017	$ 33,985	$ 37	$ 0	$ 49,944	$ (13,327)	$ (2,669)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(37,145)				(37,145)
Foreign currency translation adjustments, net of tax	(2,492)					(2,492)
Change in unrecognized pension and postretirement benefit costs	(9,187)					(9,187)
Reclassification to equity of interest paid in kind attributable to conversion option, net of tax effect (Note 5)	3,430			3,430
Share-based compensation	1,816			1,816
Vesting of restricted shares and other (in shares)		69
Vesting of restricted shares and other	232	$ 1		231
Balance (in shares) at Dec. 31, 2018		3,803	0
Ending Balance at Dec. 31, 2018	(9,361)	$ 38	$ 0	55,421	(50,472)	(14,348)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(38,515)				(38,515)
Foreign currency translation adjustments, net of tax	(1,108)					(1,108)
Change in unrecognized pension and postretirement benefit costs	2,082					2,082
Reclassification to equity of interest paid in kind attributable to conversion option, net of tax effect (Note 5)	3,547			3,547
Share-based compensation	1,938			1,938
Vesting of restricted shares and other (in shares)		15	(168)
Vesting of restricted shares and other	101	$ 0	$ (454)	555
Balance (in shares) at Dec. 31, 2019		3,818	168
Ending Balance at Dec. 31, 2019	$ (41,070)	$ 38	$ (454)	$ 61,461	$ (88,741)	$ (13,374)